Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 2,134,962	$ 10,570,318
Refundable deposits time deposit [member] | Customs [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 1,013,289	1,009,000
Purpose of pledge	Customs duty guarantee
Refundable deposits time deposit [member] | Science Park Bureau [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 248,061	237,051
Purpose of pledge	Collateral for land lease
Refundable deposits time deposit [member] | Science Park Bureau [member] | Dormitory Lease [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 18,647	18,647
Purpose of pledge	Collateral for dormitory lease
Refundable deposits time deposit [member] | National Property Administration, Ministry of Finance [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 25,589	64,950
Purpose of pledge	Guarantee for the application of national non-public use land for development
Refundable deposits time deposit [member] | Bureau of Land Administration, Tainan City Government [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 0	8,118
Purpose of pledge	Guarantee for the application of national non-public use land for development
Refundable deposits time deposit [member] | Liquefied Natural Gas Business Division, CPC Corporation, Taiwan [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 39,533	38,073
Purpose of pledge	Energy resources guarantee
Refundable deposits time deposit [member] | CTBC Bank Singapore Branch [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 219,450	490,950
Purpose of pledge	Collateral for letter of credit
Buildings [member] | Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 69,303	4,377,176
Purpose of pledge	Collateral for long-term loans
Machinery and equipment [member] | Taiwan Cooperative Bank, Mega International Commercial Bank, KGI Bank, First Commercial Bank, Shanghai Commercial Bank, CTBC Bank and Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 501,090	4,057,201
Purpose of pledge	Collateral for long-term loans
Right-of-use assets [member] | Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 0	$ 269,152
Purpose of pledge	Collateral for long-term loans